ACQUISITION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	3 Months Ended		6 Months Ended
	May 02, 2024	Nov. 16, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill			$ 751	$ 751		$ 751		$ 121
AEL
Business Acquisition [Line Items]
Cash consideration transferred	$ 3,992
Cash	2,525
BAM Shares transferred by the Company	1,111
Goodwill	630		630	630		630
Contributed revenues			564
Loss of acquiree since acquisition			15
Consolidated unaudited pro forma revenue				3,100	$ 2,700	7,000	$ 4,500
Consolidated unaudited pro forma net profit (loss)				610	$ 401	1,800	$ 349
Settlement loss	48
Additional market risk benefits AOCI loss	66
Gain on disposal on pre-existing equity interest fair value	4
Acquisition costs	$ 127
Argo Group International Holdings
Business Acquisition [Line Items]
Cash consideration transferred		$ 1,059
Voting interests acquired		100.00%
Share price (in dollars per share)		$ 30
Deferred gain on bargain purchase		$ 51	$ 51	$ 51		$ 51